Advances to Suppliers, net (Tables)	12 Months Ended
Mar. 31, 2019
Advances to Suppliers, net
Schedule of advances to suppliers, net

	As of March 31,
	2018	2019
	RMB	RMB
Advances to suppliers, gross	51,011,558	42,144,779
Allowance for doubtful accounts:
Balance at beginning of the year	—	(26,317,009)
Additions	(26,317,009)	—
Reverse	—	3,628,749
Write off	—	22,688,260
Balance at end of the year	(26,317,009)	—

Advances to suppliers, net	24,694,549	42,144,779